Management's consideration of going concern matters (Details Textual) (USD $)	1 Months Ended						3 Months Ended		12 Months Ended
	Dec. 31, 2012	Nov. 30, 2012	Oct. 31, 2012	Aug. 31, 2012	Jul. 31, 2012	Jan. 31, 2012	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash	$ 4,657,000						$ 2,280,000	$ 1,933,000	$ 4,657,000	$ 3,056,000	$ 4,299,000
Cash and Cash Equivalents, Period Increase (Decrease)							2,377,000	1,123,000	(1,601,000)	1,243,000
Net loss attributable to ThermoEnergy Corporation							1,072,000	1,544,000	7,378,000	17,329,000
Retained Earnings (Accumulated Deficit)	120,892,000						121,964,000		120,892,000	113,510,000
Proceeds From Warrants Exercised	498,000
Stock Issued During Period Shares Warrants Exercised	5,633,344
Stock Issued During Period Exercise Price Warrants Exercised	$ 0.095
Proceeds From Issuance Of Common Stock			331,000	729,000	1,566,000	498,000	0	498,000	3,124,000	2,436,000
Stock Issued During Period, Shares, New Issues			3,765,000	8,287,500	17,316,250	5,633,344
Warrant Issued For Purchase Of Common Stock Exercise Price			$ 0.15	$ 0.15	$ 0.15
Warrant Issued For Purchase Of Common Stock Additional Warrants			376,500	828,750	1,354,125
Warrant Issued For Purchase Of Common Stock Exercise Price Additional Warrants			$ 0.10	$ 0.10	$ 0.10
Proceeds From Bridge Loan		$ 3,700,000
Warrants To Purchase Shares			4,141,500	9,116,250	18,670,375